Incentive Award Plan and Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Summary of Restricted Share Activity under the Incentive Award Plan
The following table summarizes restricted share activity under the Amended Incentive Award Plan:

	2017		2016		2015
	Number of Shares	Weighted Average Price (1) (per share)	Number of Shares	Weighted Average Price (1) (per share)	Number of Shares	Weighted Average Price (1) (per share)
Outstanding non-vested shares, beginning of year	1,034,615	$12.55	771,003	$11.29	1,299,807	$9.12
Shares granted	1,103,563	9.23	948,793	12.58	495,688	11.87
Shares vested	(657,671)	11.30	(562,581)	11.10	(1,005,088)	8.77
Shares forfeited	(45,804)	11.66	(122,600)	11.56	(19,404)	11.53
Outstanding non-vested shares, end of year	1,434,703	$10.60	1,034,615	$12.55	771,003	$11.29

(1) Based on grant date fair values.

Summary of Performance Share Award Activity under the Incentive Award Plan
The following table summarizes performance share award activity under the Amended Incentive Award Plan:

	2017		2016		2015
	Number of Target Shares	Weighted Average Fair Value (per share)	Number of Target Shares	Weighted Average Fair Value (per share)	Number of Target Shares	Weighted Average Fair Value (per share)
Outstanding non-vested awards, beginning of year	494,300	$15.56	472,725	$14.28	610,797	$13.49
Grants at target (1)	858,226	11.88	400,800	16.06	279,199	14.78
Earned (below) above performance target (2)	—	—	(42,640)	13.56	387,027	13.45
Vested (3)	(466,667)	14.48	(215,438)	14.36	(804,298)	13.46
Forfeited	(42,373)	14.78	(121,147)	15.05	—	—
Outstanding non-vested awards, end of year	843,486	$12.45	494,300	$15.56	472,725	$14.28
(1) The performance period for the 2017 performance awards began January 1, 2017 and continues through December 31, 2019, the performance period for the 2016 performance awards began January 1, 2016 and continues through December 31, 2018 and the performance period for the 2015 performance awards began January 1, 2015 and continues through December 31, 2017.
(2) Represents shares that were earned below or in excess of target for the grants whose performance periods ended on December 31, 2017, 2016 and 2015.
(3) The number of shares that vested in 2017, 2016 and 2015 includes 466,667, 155,782, and 134,932 shares, respectively, released at target in connection with qualifying terminations. Dividend rights of $0.5 million, $0.2 million and $1.1 million associated with all shares released were paid in cash during 2017, 2016 and 2015, respectively.